Acquisitions and Disposals (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Mar. 01, 2023 CNY (¥) shares	Feb. 08, 2023	Feb. 06, 2023 CNY (¥) shares	Jan. 03, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Nov. 30, 2023 HKD ($)	Aug. 31, 2022 CNY (¥)
Acquisitions and Disposals [Line Items]
Goodwill					¥ 33,361
Cash consideration amount							$ 2,755	¥ 31,390
Percentage of fair value of gross assets					90.00%
Recognized gain						¥ 2,051
Total consideration						600
Group Disposed of Two Subsidiaries [Member]
Acquisitions and Disposals [Line Items]
Disposals of subsidiaries total consideration						¥ 3,600
Zhongrong Smart Finance Information Technology Co Ltd (“Zhongrong”) [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage				57.73%
Stock consideration				¥ 153,732
Contingent asset				¥ 7,162
Lock-up period				3 years
Zhongrong Smart Finance Information Technology Co Ltd (“Zhongrong”) [Member] | Common Stock [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares				61,853,580
Wuhan Taiping Online Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage		51.00%
Stock consideration	¥ 23,541
Contingent asset	¥ 1,554
Lock-up period		3 years
Purchase price					¥ 21,987
Intangible assets					¥ 10,420
Ordinary shares (in Shares) | shares					9,107,140
Disposal gain					¥ 139
Wuhan Taiping Online Insurance Agency Co., Ltd. [Member] | Common Stock [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares	9,107,140
Jilin Zhongji Shi’An Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage			51.00%
Stock consideration			¥ 35,311
Lock-up period			3 years
Net contingent liability			¥ 74
Jilin Zhongji Shi’An Insurance Agency Co., Ltd. [Member] | Common Stock [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares			13,660,720
Aasure Insurance Broker Limited [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage							100.00%
Other Acquisitions [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage					100.00%
Acquisition of an agency intermediate company [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage								100.00%